UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, Ohio   45247

(Address of principal executive offices)	(Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, Ohio 45247

(Name and address of agent for service)

Registrant's telephone number, including area code(513) 661-3100

Date of fiscal year end:12/31

Date of reporting period:12/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL REPORT	DECEMBER 31, 2005

♦  Johnson Institutional Bond Fund I
♦  Johnson Institutional Bond Fund II
♦  Johnson Institutional Bond Fund III

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS

Table of Contents

Our Message to You	1

Performance Review and Management Discussion
Johnson Institutional Bond Fund I	2
Johnson Institutional Bond Fund II	3
Johnson Institutional Bond Fund III	4

Portfolio of Investments
Johnson Institutional Bond Fund I	5
Johnson Institutional Bond Fund II	7
Johnson Institutional Bond Fund III	9

Statements of Assets and Liabilities	11

Statements of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights
JIC Institutional Bond Fund I	14
JIC Institutional Bond Fund II	15
JIC Institutional Bond Fund III	16

Notes to Financial Statements	17

Disclosure of Expenses	22

Additional Information	23

Report of Independent Registered Public Accounting Firm	24

Trustees and Officers	25

Trustees, Officers, Transfer Agent, Fund Accountant, Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

February 20, 2006

Dear Shareholder

We are pleased to present the Johnson Mutual Funds 2005 Annual Report. On the next several pages is commentary on each of the Funds for the year as well as the relative performance to appropriate indices. The remainder of the report provides the holdings of each Johnson Mutual Fund along with other financial data and notes.

It was a lackluster year for fixed income investors, as the bond market was under pressure from rising interest rates amidst continued action by the Federal Reserve (“Fed”) to keep inflation in check. The Lehman Intermediate Government Credit Index still managed to increase 1.6%. The economy proved once again to be quite resilient in the face of many headwinds, namely rising energy prices, Fed tightening, and geopolitical concerns. The housing market remained strong, which bolstered consumer spending and job creation. Despite rising energy prices, core inflation remained in check.

Looking toward 2006, we are forecasting a better environment for bonds. Slowing economic growth is a reality, but we believe the odds of recession are low at this time. Actions of the Fed will be closely watched, and the cycle of rising rates is likely nearing its end. Corporate balance sheets are strong with high levels of cash. Short-term yields have become attractive, while longer-term interest rates should be capped by modest inflation and a cooling economy.

We appreciate the confidence that you have placed in us to serve your investment needs. Please feel free to call us at (513) 661-3100 or (800) 541-0170 with comments or questions.

Sincerely,

Timothy E. Johnson

JOHNSON INSTITUTIONAL BOND FUND I	Performance Review — December 31, 2005

JIC Fund I provided a total return of 1.87% compared to 1.75% for the Merrill Lynch 1-3 Year Government Corporate Index during 2005. Fund I’s superior issuer selection and disperse maturity structure compared to the benchmark offered relative performance benefit as the Federal Reserve continued raising short-term interest rates toward “neutral” and the yield curve flattened.

Looking ahead into 2006, we anticipate slower economic growth as consumer spending slows under the weight of higher energy prices and a cooling housing market. Thus, we expect the Fed to end its tightening cycle in the first half of the year. In this environment, it is likely that interest rate volatility will diminish, making portfolio yield of paramount importance to 2006 total returns. The Fund will emphasize quality corporate bonds, callable government agency and mortgage-backed securities to enhance yield.

Fund I maintains its focus on high quality securities. Each security in the Fund is rated “A” or higher as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

Average Annual Total Returns As of December 31, 2005
	JIC Institutional Bond Fund I	Merrill Lynch 1-3 Year Gov't/Corp Index	Merrill Lynch 1-3 Year Gov't/Corp Index (No BBB)
One Year	1.87%	1.75%	1.75%
Three Year	1.99%	1.90%	1.71%
Since Inception	3.88%	4.47%	4.38%

Income and capital preservation are the objectives of the JIC Institutional Bond Fund I and the primary assets are investment-grade government and corporate bonds. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any interest and capital gains. The Fund's performance is after all fees, whereas the Index does not incur fees. A shareholder cannot invest directly in the Merrill Lynch 1-3 Year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Merrill Lynch 1-3 Gov't/Corp Index is the established benchmark and the Merrill Lynch 1-3 Gov't/Corp (No BBB) is a supplementary benchmark.
(1) Inception of the JIC Institutional Bond Fund I was August 31, 2000.

JOHNSON INSTITUTIONAL BOND FUND II	Performance Review — December 31, 2005

JIC Fund II provided a total return of 1.71% compared to 0.95% for the Merrill Lynch 3-5 Year Government Corporate Index during 2005. Fund II’s superior issuer selection and disperse maturity structure compared to the benchmark offered relative performance benefit as the Federal Reserve continued raising short-term interest rates toward “neutral” and the yield curve flattened.

Looking ahead into 2006, we anticipate slower economic growth as consumer spending slows under the weight of higher energy prices and a cooling housing market. Thus, we expect the Fed to end its tightening cycle in the first half of the year. In this environment, it is likely that interest rate volatility will diminish, making portfolio yield of paramount importance to 2006 total returns. The Fund will emphasize quality corporate bonds, callable government agency and mortgage-backed securities to enhance yield.

Fund II maintains its focus on high quality securities. Each security in the Fund is rated “A” or higher as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

Average Annual Total Returns As of December 31, 2005
	JIC Institutional Bond Fund II	Merrill Lynch 3-5 Year Gov't/Corp Index	Merrill Lynch 1-5 Year Gov't/Corp Index (No BBB)
One Year	1.65%	0.95%	1.50%
Three Year	2.30%	2.62%	1.93%
Since Inception	5.06%	6.11%	5.02%

Income and capital preservation are the objectives of the JIC Institutional Bond Fund II and the primary assets are investment-grade government and corporate bonds. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any interest and capital gains. The Fund's performance is after all fees, whereas the Index does not incur fees. A shareholder cannot invest directly in the Merrill Lynch 3-5 Year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Merrill Lynch 3-5 Gov't/Corp Index is the established benchmark and the Merrill Lynch 1-5 Gov't/Corp (No BBB) is a supplementary benchmark.
(1) Inception of the JIC Institutional Bond Fund II was August 31, 2000.

JOHNSON INSTITUTIONAL BOND FUND III	Performance Review — December 31, 2005

JIC Fund III provided a total return of 1.65% compared to 1.13% for the Merrill Lynch 5-7 Year Government Corporate Index during 2005. Fund III’s superior issuer selection and disperse maturity structure compared to the benchmark offered relative performance benefit as the Federal Reserve continued raising short-term interest rates toward “neutral” and the yield curve flattened.

Looking ahead into 2006, we anticipate slower economic growth as consumer spending slows under the weight of higher energy prices and a cooling housing market. Thus, we expect the Fed to end its tightening cycle in the first half of the year. In this environment, it is likely that interest rate volatility will diminish, making portfolio yield of paramount importance to 2006 total returns. The Fund will emphasize quality corporate bonds, callable government agency and mortgage-backed securities to enhance yield.

Fund III maintains its focus on high quality securities. Each security in the Fund is rated “A” or higher as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

Average Annual Total Returns As of December 31, 2005
	JIC Institutional Bond Fund III	Merrill Lynch 5-7 Year Gov't/Corp Index	Merrill Lynch 1-10 Year Gov't/Corp Index (No BBB)
One Year	1.65%	1.13%	1.72%
Three Year	2.87%	3.69%	2.46%
Since Inception	5.77%	7.23%	5.82%

Income and capital preservation are the objectives of the JIC Institutional Bond Fund III and the primary assets are investment-grade government and corporate bonds. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund's or Index's share price, plus reinvestment of any interest and capital gains. The Fund's performance is after all fees, whereas the index does not incur fees. A shareholder cannot invest directly in the Merrill Lynch 5-7 Year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Merrill Lynch 5-7 Gov't/Corp Index is the established benchmark and the Merrill Lynch 1-10 Gov't/Corp (No BBB) is a supplementary benchmark.
(1) Inception of the JIC Institutional Bond Fund III was August 31, 2000.

JOHNSON INSTITUTIONAL BOND FUND I	Portfolio of Investments as of December 31, 2005

Fixed Income Securities - Bonds	Face Value	Dollar Value
Finance
American General Finance Senior Notes, 5.910% Due 6/12/06	1,000,000	1,005,000
Associates Corporation, 7.950% Due 2/15/10	200,000	221,500
Bank One Corporation, 6.875%, Due 8/01/06	325,000	328,656
Bank of America, 7.125% Due 5/01/06	1,000,000	1,007,500
BB & T Corporation Subordinated Notes, 7.250% Due 6/15/07	1,048,000	1,082,060
Citicorp, 7.125% Due 5/15/06	1,080,000	1,088,100
Genworth Financial, 4.750% Due 6/15/09	1,095,000	1,085,418
Lincoln National Corporation Notes, 6.500% Due 3/15/08	1,000,000	1,032,500
Morgan Stanley Dean Witter, 3.625% Due 4/01/08	1,000,000	973,750
NBD Bancorp, 7.125% Due 5/15/07	625,000	642,188
PNC Funding Corporation, 5.750%, Due 8/01/06	750,000	753,750
Torchmark Corporation Notes, 6.250%, Due 12/15/06	1,000,000	1,007,500
UBS AG Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	729,952
US Bank NA Subordinated Notes, 6.500% Due 2/01/08	870,000	899,363
First Union, 6.000% Due 10/30/08	670,000	690,937
Wells Fargo & Company, 3.750% Due 10/15/07	1,190,000	1,172,150
Total Finance: 24.4%		$13,720,324

Industrial
Conoco Funding Company, 5.450% Due 10/15/06	750,000	752,813
Danaher Corporation Notes, 6.000% Due 10/15/08	1,000,000	1,030,000
Dell Computer Senior Notes, 6.55% Due 4/15/08	894,000	924,173
First Data Corporation Notes, 4.700% Due 11/01/06	1,000,000	998,750
General Electric Capital Corporation Notes, 5.000% Due 2/15/07	2,000,000	2,002,500
Gillette Company Notes, 3.500% Due 10/15/07	1,000,000	978,750
Heller Financial, 3.305% Due 5/02/06	175,000	174,125
Home Depot, 4.625% Due 8/15/10	1,585,000	1,575,093
Pacific Bell Debentures, 6.875% Due 8/15/06	1,000,000	1,012,500
United Technologies Corporation Notes, 7.000% Due 9/15/06	1,000,000	1,016,250
Wal-Mart Stores, 6.875%, Due 8/10/09	1,000,000	1,063,750
Total Industrial: 20.4%		$11,528,704

Sovereign
Ontario Province, 3.375% Due 1/15/08	1,000,000	972,500
Total Sovereign: 1.7%		$972,500

Utilities
Alabama Power Company, 7.125% Due 10/01/07	200,000	207,500
GTE California, Inc., 7.650% Due 3/15/07	730,000	748,250
Gulf Power Company, 6.500% Due 11/01/06	400,000	405,500
Total Utilities: 2.4%		$1,361,250

The accompanying notes are an integral part of these financial statements.

JOHNSON INSTITUTIONAL BOND FUND I	Portfolio of Investments as of December 31, 2005

Fixed Income Securities - Bonds	Face Value	Dollar Value
United States Government Agency Obligations
Federal Home Loan Bank, 5.375% Due 2/15/06	2,500,000	2,503,125
Federal Home Loan Bank, 3.850% Due 1/30/08	2,500,000	2,456,250
Federal Home Loan Bank, 4.500% Due 4/11/08	2,500,000	2,484,375
Federal Home Loan Bank, 4.750% Due 10/25/10	1,879,782	1,863,333
Federal Home Loan Mortgage Corporation, 2.375% Due 1/23/06	260,000	259,675
Federal Home Loan Mortgage Corporation, 6.279% Due 6/15/09	540,000	561,612
Federal Home Loan Mortgage Corporation, 5.125% Due 10/15/08	2,500,000	2,525,780
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,982,500
Federal National Mortgage Association, 3.600% Due 3/03/09	2,000,000	1,935,000
Federal National Mortgage Association, 3.410% Due 8/30/07	1,000,000	977,500
Federal National Mortgage Association, 4.500% Due 12/01/09	848,328	836,134
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	2,943,750
Federal National Mortgage Association, 5.000% Due 11/1/10	727,561	724,378
Total United States Government Agency Obligations: 39.1%		$22,053,412

United States Government Treasury Obligations
United States Treasury Note, 4.375% Due 5/15/07	1,750,000	1,747,813
United States Treasury Note, 3.000% Due 2/15/09	1,000,000	960,000
United States Treasury Bill, 0% Due 4/20/06**	1,500,000	1,481,811
United States Treasury Note, 6.500% Due 10/15/06	1,500,000	1,522,793
Total United States Government Treasury Obligations: 10.1%		$5,712,417

Total Fixed Income - Bonds: 98.1%		$55,348,607
(Fixed Income Identified Cost $56,070,437)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield *		420,390
Total Cash Equivalents: 0.8%		$420,390
(Cash Equivalents Identified Cost $420,389)

Total Portfolio Value: 98.9%		$55,768,997
(Total Portfolio Identified Cost $56,490,826)

Other Assets Less Liabilities 1.1%		$640,953

Total Net Assets 100.0%		$56,409,950

* Variable rate security, the coupon rate shown represents the rate at December 31, 2005.
** Non-income producing security.

The accompanying notes are an integral part of these financial statements.

JOHNSON INSTITUTIONAL BOND FUND II	Portfolio of Investments as of December 31, 2005

Fixed Income Securities - Bonds	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	538,125
American International Group Notes, 2.875% Due 05/15/08	890,000	849,950
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,103,750
Citicorp, 7.125% Due 5/15/06	500,000	503,750
Citigroup Incorporated Note, 6.000%, 2/21/12	750,000	787,500
First Bank System, 6.875% Due 9/15/07	250,000	258,438
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,161,250
Genworth Financial Notes, 4.750% Due 6/15/09	1,000,000	991,250
Merrill Lynch, 3.375%, Due 9/14/07	1,000,000	975,000
Morgan Stanley Dean Witter, 4.250% Due 5/15/10	830,000	801,988
NBD Bancorp, 7.125% Due 5/15/07	750,000	770,625
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	640,000	684,800
Torchmark Corporation Notes, 6.250% Due 12/15/06	750,000	755,625
UBS AG Senior Unsubordinated Note, Series 144A Var rate Due 10/26/07	800,000	729,952
Wachovia Corp., 5.250% Due 8/01/14	1,180,000	1,181,475
Weingarten Realty, 6.840% Due 11/07/07	500,000	518,750
Total Finance: 22.5%		$12,612,228

Industrial
Allied Signal, 6.200% Due 2/01/08	500,000	514,375
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,078,750
Conoco Funding Company, 5.450% Due 10/15/06	500,000	501,875
Delta Airlines, 6.417% Due 7/02/12	550,000	556,731
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	412,775
Dell, Inc., 6.550%, Due 4/15/08	1,000,000	1,033,750
First Data Corporation Notes, 4.700% Due 11/01/06	750,000	749,062
General Electric Capital Corporation Notes, 6.000% Due 6/15/12	1,000,000	1,053,750
Gillette Company, 3.500% Due 10/15/07	1,000,000	978,750
Lowes Companies, Inc., 8.250% Due 6/01/10	390,000	441,187
McDonald's Corporation, 5.950% Due 1/15/08	425,000	434,031
Danaher Corporation Notes, 6.000% Due 10/15/08	600,000	618,000
Target Corporation, 6.350% Due 1/15/11	400,000	426,500
United Technologies, 7.125% Due 11/15/10	1,054,000	1,154,130
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	531,875
Total Industrial: 18.8%		$10,485,541

Sovereign
Ontario Province, 3.375% Due 1/15/08	1,000,000	972,500
Total Sovereign: 1.7%		$972,500

The accompanying notes are an integral part of these financial statements.

JOHNSON INSTITUTIONAL BOND FUND II	Portfolio of Investments as of December 31, 2005

Fixed Income Securities - Bonds	Face Value	Dollar Value
Utilities
Alabama Power, 3.500% Due 11/15/07	425,000	414,375
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	516,250
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	546,875
GTE Corporation, 7.510% Due 4/01/09	500,000	530,625
National Rural Utilities, 5.700% Due 1/15/10	500,000	513,750
Total Utilities: 4.5%		$2,521,875

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 8/24/12	1,600,000	1,576,000
Federal Farm Credit Bank, 4.500% Due 10/20/11	2,500,000	2,431,250
Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,020,670
Federal Home Loan Bank, 3.850% Due 1/30/08	2,400,000	2,358,000
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,561,875
Federal Home Loan Bank, 5.500% Due 8/15/33	1,875,000	1,846,637
Federal National Mortgage Association, 4.125% Due 11/18/09	1,000,000	978,750
Federal National Mortgage Association, 3.700% Due 11/01/07	2,000,000	1,962,500
Federal National Mortgage Association, 2.500% Due 2/27/08	2,000,000	1,982,500
Federal National Mortgage Association, 3.410% Due 8/30/07	650,000	635,375
Federal National Mortgage Association, 4.500% Due 3/01/08	649,951	642,030
Federal National Mortgage Association, 4.500% Due 12/01/09	848,329	836,134
Federal National Mortgage Association, 4.650% Due 5/17/10	1,000,000	992,500
Federal National Mortgage Association, 5.500% Due 6/15/25	800,000	790,126
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	168,938
Total United States Government Agency Obligations: 37.2%		$20,783,285

United States Government Treasury Obligations
United States Treasury Bill, 0.000% Due 4/20/06**	1,000,000	987,874
United States Treasury Bond, 4.000% Due 2/15/14	2,500,000	2,431,250
United States Treasury Note, 4.125% Due 5/15/15	2,000,000	1,955,000
United States Treasury Note, 5.500% Due 2/15/08	500,000	511,192
United States Treasury Note, 6.625% Due 5/15/07	500,000	514,531
United States Treasury Note, 7.000% Due 7/15/06	1,000,000	1,013,242
Total United States Government Treasury Obligations: 13.2%		$7,413,089

Total Fixed Income - Bonds: 97.9%		$54,788,518
(Fixed Income Identified Cost $55,001,636)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield *		500,638
Total Cash Equivalents: 0.9%		$500,638
(Cash Equivalents Identified Cost $500,638)

Total Portfolio Value: 98.8%		$55,289,156
(Total Portfolio Identified Cost $55,502,274)

Other Assets Less Liabilities 1.2%		$677,507

Total Net Assets 100.0%		$55,966,663

* Variable rate security, the coupon rate shown represents the rate at December 31, 2005.
** Non-income producing security.

The accompanying notes are an integral part of these financial statements.

JOHNSON INSTITUTIONAL BOND FUND III	Portfolio of Investments as of December 31, 2005

Fixed Income Securities - Bonds	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	538,125
American General Corporation, 7.500% Due 8/11/10	500,000	548,125
American General Finance, 8.125% Due 8/15/09	500,000	548,750
Associates Corporation, 7.950% Due 2/15/10	642,000	711,015
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,103,750
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,161,250
General Electric Capital Corporation, 6.000% Due 6/15/12	1,000,000	1,053,750
Mellon Financial, 6.700% Due 3/01/08	500,000	518,750
Merrill Lynch, 3.375% Due 9/14/07	750,000	731,250
Morgan Stanley Subordinated Notes, 4.750% Due 4/01/14	1,000,000	958,750
National City Bank, 6.250% Due 3/15/11	500,000	528,125
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	500,000	535,000
Suntrust Banks Inc., 7.750% Due 5/01/10	500,000	553,125
US Bancorp Subordinated Notes, 6.300% Due 7/15/08	1,000,000	1,035,000
Wachovia Corporation Subordinated Notes, 5.250% Due 8/01/14	980,000	981,225
Weingarten Realty, 6.840% Due 11/17/07	500,000	518,750
Total Finance: 23.3%		$12,024,740

Industrial
Allied Signal, 6.200% Due 2/01/08	500,000	514,375
Citigroup Incorporated Notes, 6.000% Due 2/21/12	750,000	787,500
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	412,775
Dell, Inc., 6.550%, Due 4/15/08	500,000	516,875
Delta Airlines Series 02-1 (MBIA Insured), 6.417%, Due 7/02/12	400,000	404,895
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	516,250
Lowes Companies, Inc., 8.250% Due 6/01/10	500,000	565,625
McDonald's Corporation, 8.875% Due 4/01/11	500,000	588,750
Target Corporation, 6.350% Due 1/15/11	400,000	426,500
Wal-Mart Stores, 4.500% Due 7/01/15	1,000,000	962,500
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	531,875
Washington Post, 5.500% Due 2/15/09	500,000	509,375
Total Industrial: 13.1%		$6,737,295

Utilities
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	546,875
GTE Corporation, 7.510% Due 4/01/09	500,000	530,625
National Rural Utilities, 5.700% Due 1/15/10	500,000	513,750
Total Utilities: 3.1%		$1,591,250

The accompanying notes are an integral part of these financial statements.

JOHNSON INSTITUTIONAL BOND FUND III	Portfolio of Investments as of December 31, 2005

Fixed Income Securities - Bonds	Face Value	Dollar Value
United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 8/24/12	2,000,000	1,970,000
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,189,531
Federal Home Loan Bank, 5.130% Due 5/24/13	800,000	816,000
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,561,875
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,033,025
Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	548,750
Federal Home Loan Bank, 5.000% Due 10/15/24	350,000	338,912
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	505,156
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	2,000,000	1,952,500
Federal Home Loan Mortgage Corp., 4.650% Due 5/17/10	1,500,000	1,488,750
Federal Home Loan Mortgage Corp., 5.5000% Due 6/15/25	700,000	691,361
Federal Home Loan Mortgage Corp., 5.5000% Due 8/15/33	2,000,000	1,969,746
Federal National Mortgage Association, 5.250% Due 1/15/09	500,000	507,631
Total United States Government Agency Obligations: 30.2%		$15,573,237

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Series 2513, 5.500% Due 9/15/13	1,536,383	1,548,931
Federal Home Loan Mortgage Corp., Series 2517, 5.000% Due 5/15/13	1,348,395	1,346,342
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 8/01/09	1,000,000	986,875
Government National Mortgage Association, 5.500% Due 2/15/17	375,365	380,878
Total United States Government Agency Obligations - Mortgage Backed Securities: 8.2%		$4,263,026

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,500,000	1,548,222
United States Treasury Bill, 0.000% Due 4/20/06**	750,000	740,905
United States Treasury Note, 6.500% Due 2/15/10	750,000	809,033
United States Treasury Note, 4.125 Due 5/15/15	2,500,000	2,443,750
United States Treasury Note, 4.750% Due 5/15/14	2,000,000	2,047,500
Tennessee Valley Authority, 6.250%, Due 12/15/17	500,000	559,375
Tennessee Valley Authority, 6.000%, Due 3/15/13	2,200,000	2,359,500
Total United States Government Treasury Obligations: 20.3%		$10,508,285

Total Fixed Income - Bonds: 98.2%		$50,697,833
(Fixed Income Identified Cost $50,178,648)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 1.52% yield *		$260,107
Total Cash Equivalents: 0.5%		260,107
(Cash Equivalents Identified Cost $ 260,107)

Total Portfolio Value: 98.7%		$50,957,940
(Total Portfolio Identified Cost $50,438,755)

Other Assets Less Liabilities 1.3%		$653,560

Total Net Assets 100.0%		$51,611,500

* Variable rate security, the coupon rate shown represents the rate at December 31, 2005.
** Non-income producing security.

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2005

STATEMENT OF ASSETS AND LIABILITIES

	Bond Funds

	Institutional Bond Fund I	Institutional Bond Fund II	Institutional Bond Fund III
	Year Ended 12/31/2005	Year Ended 12/31/2005	Year Ended 12/31/2005
Assets:
Investment Securities at Market Value*	$55,768,997	$55,289,156	$50,957,940
Dividends and Interest Receivable	$655,332	$691,674	$666,614
Total Assets	$56,424,329	$55,980,830	$51,624,554

Liabilities:
Accrued Management Fees	$14,379	$14,167	$13,054
Total Liabilities	$14,379	$14,167	$13,054

Net Assets	$56,409,950	$55,966,663	$51,611,500

Net Assets Consist of:
Paid in Capital	$58,197,280	$56,445,752	$51,191,195
Undistributed Net Investment Income	$0	$0	$0
Undistributed Net Realized
Loss from Security Transactions	$(1,065,501)	$(265,971)	$(98,880)
Net Unrealized Gain (Loss) on Investments	$(721,829)	$(213,118)	$519,185

Net Assets	$56,409,950	$55,966,663	$51,611,500

Shares Outstanding (Unlimited
Amount Authorized)	3,880,939	3,734,524	3,393,627

Offering, Redemption and
Net Asset Value Per Share	$14.54	$14.99	$15.21

*Identified Cost of Securities	$56,490,826	$55,502,274	$50,438,755

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2005

STATEMENT OF OPERATIONS

	Bond Funds

	Institutional Bond Fund I	Institutional Bond Fund II	Institutional Bond Fund III
	Year Ended 12/31/2005	Year Ended 12/31/2005	Year Ended 12/31/2005
Investment Income:
Interest	$2,087,471	$2,443,832	$2,492,736
Total Investment Income	$2,087,471	$2,443,832	$2,492,736

Expenses:
Management Fee	$167,680	$165,107	$149,564
Total Expenses	$167,680	$165,107	$149,564

Net Investment Income	$1,919,791	$2,278,725	$2,343,172

Realized and Unrealized Gains (Losses):
Net Realized Loss from
Security Transactions	$(88,244)	$(215,538)	$(98,880)
Net Unrealized Loss
on Investments	$(786,029)	$(1,151,892)	$(1,414,826)

Net Loss on Investments	$(874,273)	$(1,367,430)	$(1,513,706)

Net Increase in Assets
from Operations	$1,045,518	$911,295	$829,466

The accompanying notes are an integral part of these financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2005

STATEMENT OF CHANGES IN NET ASSETS

	Bond Funds

	Institutional Bond Fund I		Institutional Bond Fund II		Institutional Bond Fund III
	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2005	Year Ended 12/31/2004
Operations:
Net Investment Income	$1,919,791	$1,708,736	$2,278,725	$2,109,557	$2,343,172	$2,101,107
Net Realized Gain (Loss)
from Security Transactions	$(88,244)	$(9,554)	$(215,538)	$(50,432)	$(98,880)	$102,140
Net Unrealized Loss
on Investments	$(786,029)	$(1,002,010)	$(1,151,892)	$(1,010,353)	$(1,414,826)	$(778,179)
Net Increase (Decrease) in
Assets from Operations	$1,045,518	$697,172	$911,295	$1,048,772	$829,466	$1,425,068

Distributions to Shareholders:
Net Investment Income	$(1,919,990)	$(1,708,598)	$(2,278,963)	$(2,109,973)	$(2,344,358)	$(2,101,320)
Net Realized Gain from
Security Transactions	$0	$0	$0	$0	$0	$(102,003)
Net (Decrease) in Assets
from Distributions	$(1,919,990)	$(1,708,598)	$(2,278,963)	$(2,109,973)	$(2,344,358)	$(2,203,323)

Capital Share Transactions:
Proceeds From Sale of Shares	$13,085,815	$13,918,711	$10,895,229	$11,899,551	$12,391,012	$10,467,950
Net Asset Value of Shares Issued on
Reinvestment of Dividends/Gains	$0	$0	$0	$0	$0	$102,003
Cost of Shares Redeemed	$(9,323,994)	$(7,330,495)	$(6,936,474)	$(4,985,348)	$(5,883,339)	$(5,075,898)
Net Increase in Assets
from Capital Share Transactions	$3,761,821	$6,588,216	$3,958,755	$6,914,203	$6,507,673	$5,494,055

Net Change in Net Assets	$2,887,349	$5,576,790	$2,591,087	$5,853,002	$4,992,781	$4,715,800

Net Assets at Beginning of Period	$53,522,601	$47,945,811	$53,375,576	$47,522,574	$46,618,719	$41,902,919

Net Assets at End of Period	$56,409,950	$53,522,601	$55,966,663	$53,375,576	$51,611,500	$46,618,719
(Including accumulated undistributed net investment income of:)	$0	$119	$0	$149	$0	$149

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund I

Selected Data for a Share Outstanding Throughout the Period:

	Year Ended December 31
	12/31/2005	12/31/2004	12/31/2003	12/31/2002	12/31/2001

Net Asset Value Beginning of Period	$14.77	$15.05	$15.26	$15.11	$15.21

Operations:
Net Investment Income	$0.50	$0.47	$0.61	$0.75	$0.91
Net Gains (Losses) on Securities
(Realized and Unrealized)	$(0.23)	$(0.26)	$(0.21)	$0.15	$(0.10)
Total Operations	$0.27	$0.21	$0.40	$0.90	$0.81

Distributions:
Dividends from Net Investment Income	$(0.50)	$(0.49)	$(0.61)	$(0.75)	$(0.91)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00	$0.00	$0.00
Total Distributions	$(0.50)	$(0.49)	$(0.61)	$(0.75)	$(0.91)

Net Asset Value at End of Period	$14.54	$14.77	$15.05	$15.26	$15.11

Total Return	1.87%	1.45%	2.66%	6.14%	5.42%

Net Assets End of Period (Millions)	$56.40	$53.52	$47.95	$44.97	$45.34

Ratios
Ratio of Expenses to
Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Income to
Average Net Assets	3.43%	3.32%	4.03%	4.98%	5.89%

Portfolio Turnover Rate	28.26%	40.71%	34.12%	56.13%	34.18%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund II

Selected Data for a Share Outstanding Throughout the Period:

	Year Ended December 31
	12/31/2005	12/31/2004	12/31/2003	12/31/2002	12/31/2001

Net Asset Value Beginning of Period	$15.36	$15.68	$16.00	$15.51	$15.40

Operations:
Net Investment Income	$0.63	$0.61	$0.73	$0.84	$0.93
Net Gains (Losses) on Securities
(Realized and Unrealized)	$(0.37)	$(0.28)	$(0.24)	$0.49	$0.11
Total Operations	$0.26	$0.33	$0.49	$1.33	$1.04

Distributions:
Dividends from Net Investment Income	$(0.63)	$(0.65)	$(0.73)	$(0.84)	$(0.93)
Distributions from Net Realized Capital Gains	$0.00	$0.00	($0.08)	$0.00	$0.00
Total Distributions	$(0.63)	$(0.65)	$(0.81)	$(0.84)	$(0.93)

Net Asset Value at End of Period	$14.99	$15.36	$15.68	$16.00	$15.51

Total Return	1.71%	2.13%	3.08%	8.85%	6.86%

Net Assets End of Period (Millions)	$55.96	$53.38	$47.52	$45.15	$46.12

Ratios
Ratio of Expenses to
Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Income to
Average Net Assets	4.14%	4.17%	4.59%	5.37%	5.89%

Portfolio Turnover Rate	23.35%	39.20%	31.97%	35.85%	12.03%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund III

Selected Data for a Share Outstanding Throughout the Period:

	Year Ended December 31
	12/31/2005	12/31/2004	12/31/2003	12/31/2002	12/31/2001

Net Asset Value Beginning of Period	$15.68	$15.95	$16.28	$15.49	$15.42

Operations:
Net Investment Income	$0.72	$0.71	$0.80	$0.86	$0.94
Net Gains (Losses) on Securities
(Realized and Unrealized)	$(0.47)	$(0.20)	$(0.21)	$0.79	$0.07
Total Operations	$0.25	$0.51	$0.59	$1.65	$1.01

Distributions:
Dividends from Net Investment Income	$(0.72)	$(0.75)	$(0.80)	$(0.86)	$(0.94)
Distributions from Net Realized Capital Gains	$0.00	$(0.03)	$(0.12)	$0.00	$0.00
Total Distributions	$(0.72)	$(0.78)	$(0.92)	$(0.86)	$(0.94)

Net Asset Value at End of Period	$15.21	$15.68	$15.95	$16.28	$15.49

Total Return	1.65%	3.31%	3.67%	10.97%	6.65%

Net Assets End of Period (Millions)	$51.61	$46.62	$41.90	$41.20	$41.55

Ratios
Ratio of Expenses to
Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Income to
Average Net Assets	4.70%	4.75%	4.94%	5.44%	5.98%

Portfolio Turnover Rate	31.83%	14.48%	20.20%	36.53%	17.26%

The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1)  Organization:

The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III are each diversified series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III began offering their shares publicly on August 31, 2000.

The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital. The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital. The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital.

2)  Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. Valuation is determined as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. Security transactions are accounted for on trade date. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Interest income is recorded on an accrual basis. Gains and losses on sales of investments are calculated using the specific identification method. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

Income Taxes:

It is the Funds' policy to distribute annually, prior to the end of the year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized net capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

Distributions:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Net assets are not affected by the reclassifications. As of December 31, 2005, the following permanent differences were reclassified to paid in capital:

Fund	Amount
JIC Institutional Bond Fund I	$80
JIC Institutional Bond Fund II	$193
JIC Institutional Bond Fund III	$898

NOTES TO THE FINANCIAL STATEMENTS

3)  Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III each paid the Adviser a management fee at the annual rate of 0.30% of the Fund's average daily net assets, which was accrued daily and paid monthly.

The Adviser received management fees for the year-ended December 31, 2005 as indicated below.

Fund	Fee	Fee
JIC Institutional Bond Fund I	0.30%	$167,680
JIC Institutional Bond Fund II	0.30%	$165,107
JIC Institutional Bond Fund III	0.30%	$149,564

At December 31, 2005, management fees payable amounted to $14,379, $14,167 and $13,054 for the JIC Institutional Bond 1, JIC Institutional Bond II and JIC Institutional Bond III Funds, respectively.

4)  Related Party Transactions:

All officers and one Trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Total Compensation for the Trustees as a group was $21,000 for the period, and as a group they received no additional compensation from the Trust. The Trust consists of thirteen Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III, Johnson Small Company Disciplined Fund, . Johnson Large Company Disciplined Fund, Johnson Equity Income Fund, Johnson Dynamic Growth Fund and Johnson Enhanced Return Fund.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2005, Covie and Company owned in aggregate 100% of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

Johnson Financial, Inc. is a wholly-owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5)  Purchases and Sales of Securities:

During January 1 through December 31, 2005, purchases and sales of investment securities aggregated:

	Investment Securities Other Than Short Term Investments and
	U.S. Government Obligations		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
JIC Institutional Bond Fund I	$9,615,353	$13,573,618	$24,912,665	$7,497,879
JIC Institutional Bond Fund II	$4,417,045	$6,744,608	$24,476,522	$11,880,487
JIC Institutional Bond Fund III	$6,104,019	$5,012,180	$16,953,609	$9,405,906

NOTES TO THE FINANCIAL STATEMENTS

6)  Capital Share Transactions:

As of December 31, 2005, there was an unlimited number of capital shares authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's order in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

Capital Share Transactions for the Period January 1 -December 31, 2005:

	JIC Institutional Bond Fund I	JIC Institutional Bond Fund II	JIC Institutional Bond Fund III
Shares Sold to Investors	892,515	716,901	800,113
Shares Issued on Reinvestment Dividends	0	0	0
Subtotal	892,515	716,901	800,113
Shares Redeemed	(636,514)	(456,395)	(380,276)
Net Increase During Period	256,001	260,506	419,837
Shares Outstanding:
December 31, 2004 (Beginning of Period)	3,624,938	3,474,019	2,973,790
December 31, 2005 (End of Period)	3,880,939	3,734,525	3,393,627

7)  Security Transactions:

For Federal income tax purposes, the cost of investments owned on December 31, 2005 was the same as identified cost. As of December 31, 2005 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Fund	Cost of Securities	Appreciation	(Depreciation)	Net Appreciation (Depreciation)
JIC Institutional Bond Fund I	$56,490,826	$3,302	$(725,132)	$(721,829)
JIC Institutional Bond Fund II	$55,502,274	$475,089	$(688,207)	$(213,118)
JIC Institutional Bond Fund III	$50,438,755	$970,134	$(450,949)	$519,185

8)  Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9)  Net Investment Income and Net Realized Capital Losses:

As of December 31, 2005, the JIC Institutional Bond Fund I had accumulated net realized capital loss carryovers of ($33) expiring in 2008, ($8,213) expiring in 2009, ($941,004) expiring in 2010 and ($18,453) expiring in 2011, ($9,554) expiring in 2012, and ($88,244) expiring in 2013. To the extent that the JIC Institutional Bond Fund I realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2005, the JIC Institutional Bond Fund II had accumulated net realized capital loss carryovers of ($50,432) expiring in 2012 and( $215,539) expiring in 2013. To the extent that the JIC Institutional Bond Fund II realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2005, the JIC Institutional Bond Fund III had accumulated net realized capital loss carryovers of ($98,880) expiring in 2013. To the extent that the JIC Institutional Bond Fund III realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

NOTES TO THE FINANCIAL STATEMENTS

10)  Distributions to Shareholders:

Johnson Institutional Bond Fund I
The tax character of distributions paid is as follows:	2005	2004
Distributions paid from:
Undistributed Ordinary Income	1,919,990	1,708,598
Undistributed Long-Term Capital Gain	0	0
Undistributed Short-Term Capital Gain	0	0
Total distribution paid	1,919,990	1,708,598

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	0
Capital Loss Carry Forward	(1,065,501)
Unrealized Appreciation/(Depreciation)	(721,829)
Total distributable earnings on a tax basis	(1,787,330)

Johnson Institutional Bond Fund II
The tax character of distributions paid is as follows:	2005	2004
Distributions paid from:
Undistributed Ordinary Income	2,278,963	2,109,973
Undistributed Long-Term Capital Gain	0	0
Undistributed Short-Term Capital Gain	0	0
Total distribution paid	2,278,963	2,109,973

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	0
Capital Loss Carry Forward	(265,971)
Unrealized Appreciation/(Depreciation)	(213,118)
Total distributable earnings on a tax basis	(479,089)

NOTES TO THE FINANCIAL STATEMENTS

10)  Distributions to Shareholders (continued):

Johnson Institutional Bond Fund III
The tax character of distributions paid is as follows:	2005	2004
Distributions paid from:
Undistributed Ordinary Income	2,344,358	2,101,320
Undistributed Long-Term Capital Gain	0	102,003
Undistributed Short-Term Capital Gain	0	0
Total distribution paid	2,344,358	2,203,323

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	0
Capital Loss Carry Forward	(98,880)
Unrealized Appreciation/(Depreciation)	519,185
Total distributable earnings on a tax basis	420,305

DISCLOSURE OF EXPENSES

Shareholders of the Funds incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Funds and to compare these expenses with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on June 30, 2005 and held through December 31, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

	Beginning Account Value June 30, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005-December 31, 2005
JIC Institutional Bond Fund I
Actual	$1,000.00	$1,007.98	$1.52
Hypothetical	$1,000.00	$1,023.69	$1.53

JIC Institutional Bond Fund II
Actual	$1,000.00	$1,000.88	$1.51
Hypothetical	$1,000.00	$1,023.69	$1.53

JIC Institutional Bond Fund III
Actual	$1,000.00	$997.10	$1.50
Hypothetical	$1,000.00	$1,023.69	$1.53

*Expenses are equal to the Funds’ annualized expense ratio of 0.30% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ADDITIONAL INFORMATION

Proxy Disclosure

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended June 30, are available without charge: (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending March 31, 2005 and September 30, 2005 are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Code of Ethics

The Trust's Code of Ethics is available on request without charge; please call for your copy at
513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds
3777 West Fork Road
Cincinnati OH 45247

REPORT OF INDEPENDENT REGISTRERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees
Johnson Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III (the “Funds”), three of the portfolios constituting the Johnson Mutual Funds Trust, as of December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy & Associates, CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III, of the Johnson Mutual Funds Trust as of December 31, 2005, the results of their operations for the period then ended, and the changes in their net assets and their financial highlights for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
February 22, 2006

TRUSTEES AND OFFICERS	Unaudited

Information pertaining to the Trustees and Officers of the Fund is provided below. Trustees who are not deemed to be interested persons of the Fund, as defined in the Investment Company Act of 1940, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Fund are referred to as Interested Trustees. The Statement of Additional Information includes additional information about the Funds’ Trustees and may be obtained without charge by calling (513) 661-3100 or (800) 541-0170

Name, Address and Age	Current Position Held with Trust	Year Serviced Commenced	Principal Occupation During Past Five Years	Number of Portfolios Overseen	Other Directorships Held
Interested Trustee
Timothy E. Johnson (63) 3777 West Fork Road Cincinnati, Ohio 45247	President and Trustee	Since 1992	President and Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor Finance at the University of Cincinnati	13	Director, Kendle International, Inc.
Independent Trustees
John W. Craig (71) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Retired Director of Corporate Affairs, R. A. Jones and Co., Inc.	13	None
Ronald H. McSwain (63)3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	President of McSwain Carpets, Inc. until 2001; partner of P&R Realty, a real estate development partnership since 1984	13	None
Kenneth S. Shull (76) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Retired plant engineer at The Procter & Gamble Company	13	None
Officers
Dale H. Coates (47) 3777 West Fork Road Cincinnati, Ohio 45247	Vice President	Since 1992	Portfolio Manager of the Trust’s Adviser	N/A	N/A
Marc E. Figgins (41) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Financial Officer and Treasurer	Since 2002	Mutual Funds Manager for Johnson Financial, Inc. since July 2001, Director of BISYS Fund Services from January 2001 to July 2001, Mutual Funds Manager at McDonald Investments from 1991 to 2000	NA	NA
Scott J. Bischoff (39) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Compliance Officer	Since 2005	Director of Operations of the Trust’s Adviser	NA	NA

Trustees and Officers
Timothy E. Johnson	Trustee, President
John W. Craig	Independent Trustee
Ronald H. McSwain	Independent Trustee
Kenneth S. Shull	Independent Trustee

Dale H. Coates	Vice President, Secretary
Scott J. Bischoff	Chief Compliance Officer
Marc E. Figgins	CFO, Treasurer

Transfer Agent and Fund Accountant
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian
National City Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors
Cohen McCurdy, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds' prospectus, which illustrates each Fund's objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254

ANNUAL REPORT	DECEMBER 31, 2005

♦  Johnson Disciplined Small Company Fund
♦  Johnson Disciplined Large Company Fund
♦  Johnson Enhanced Return Fund
♦  Johnson Equity Income Fund
♦  Johnson Dynamic Growth Fund

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS

Table of Contents

Our Message to You	1

Performance Reviews	2

Portfolio of Investments
Johnson Disciplined Small Company Fund	3
Johnson Disciplined Large Company Fund	6
Johnson Enhanced Return Fund	9
Johnson Equity Income Fund	10
Johnson Dynamic Growth Fund	11

Statements of Assets and Liabilities	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	16

Disclosure of Expenses	20

Additional Information	21

Report of Independent Auditors	22

Trustees and Officers	23

Trustees, Officers, Transfer Agent, Fund Accountant, Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

February 20, 2006

Dear Shareholder

We are pleased to present the Johnson Mutual Funds 2005 Annual Report. On the next several pages is commentary on each of the Funds for the year as well as the relative performance to appropriate indices. The remainder of the report provides the holdings of each Johnson Mutual Fund along with other financial data and notes.

In recent years, we have experienced the best and worst of times in the stock market. In 2005, neither of these scenarios materialized, as both the stock market and bond market were mostly flat for the year. The Dow Jones Industrial Average (“Dow”) returned just 2.1%, while the S&P 500 Index finished up 4.9%. It was the smallest price move for the Dow in either direction over the last eight decades. Although returns were modest, it still represented the third consecutive year of positive returns for stocks. The bond market was under pressure from rising interest rates amidst continued action by the Federal Reserve (“Fed”) to keep inflation in check. The Lehman Intermediate Government Credit Index managed to increase just 1.6%.

The economy proved once again to be quite resilient in the face of many headwinds, namely rising energy prices, Fed tightening, and geopolitical concerns. The housing market remained strong, which bolstered consumer spending and job creation. Despite rising energy prices, core inflation remained in check. Within the stock market, there were segments that performed quite well relative to large domestic companies. International, especially emerging markets, fared very well. Continuing the trend since 2000, smaller companies also outperformed. Since longer-term interest rates did not rise appreciably, real estate investment trusts (REITs) were favored by investors. In a lower-return environment, exposure to these other areas added value.

Looking toward 2006, we are still expecting positive, but modest returns in the stock market. Slowing economic growth is a reality, but we believe the odds of recession are low at this time. Actions of the Fed will be closely watched, and the cycle of rising rates is likely nearing its end. Earnings growth should slow but still be in-line with historical averages, and valuations for the stock market are reasonable given the current level of interest rates. Corporate balance sheets are strong with growing cash levels, which can be used for business spending and dividend increases. In this environment, we expect some rotation back to the larger, high quality companies that have participated less in the market recovery since 2003. Sustainable earnings growth and the ability to grow dividends will become more attractive attributes. In the bond market, we expect improvement. Short-term yields have become attractive, while longer-term interest rates should be capped by modest inflation and a cooling economy.

We appreciate the confidence that you have placed in us to serve your investment needs. Please feel free to call us at (513) 661-3100 or (800) 541-0170 with comments or questions.

Sincerely,

Timothy E. Johnson

1

PERFORMANCE REVIEWS

The Funds commenced operations on December 30, 2005 and incurred no expenses for the fiscal year ended December 31, 2005. The Funds each had one day of operations in 2005 and therefore have no meaningful performance data to report.

Disciplined Small Company Fund
Holdings Table
		Equity Type	Percentage of Net Assets
Energy	23.9%
Industrials	20.4%
Financial Services	16.7%
Information Technology	12.1%
Materials	11.4%
Consumer Discretionary	7.1%
Health Care	4.7%
Consumer Staples	2.7%
Cash/Other Assets	1.0%

Disciplined Large Company Fund
Holdings Table
		Equity Type	Percentage of Net Assets
Energy	21.4%
Information Technology	16.8%
Industrials	15.6%
Health Care	14.2%
Consumer Discretionary	12.3%
Financial Services	11.0%
Materials	5.1%
Utilities	2.7%
Consumer Staples	0.8%
Cash/Other Assets	0.1%

Enhanced Return Fund
Holdings Table
		Equity Type	Percentage of Net Assets
Exchange Traded Funds	100.0%

Equity Income Fund
Holdings Table
		Equity Type	Percentage of Net Assets
Exchange Traded Funds	99.9%
Cash and Equivalents	0.1%

Dynamic Growth Fund
Holdings Table
		Equity Type	Percentage of Net Assets
Exchange Traded Funds	99.4%
Cash and Equivalents	0.6%

2

JOHNSON DISCIPLINED SMALL COMPANY FUND	Portfolio of Investments as of December 31, 2005

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Brown Shoe Company, Inc.	710	30,125
Charming Shoppes, Inc.*	2,900	38,135
Children's Place*	730	36,077
Commercial Vehicle*	1,970	36,997
Dress Barn*	970	37,452
Tivo*	6,800	34,816
World Wrestling Entertainment, Inc.	2,430	35,672
Total Consumer Discretionary	7.1%	$249,274

Consumer Staples
Nash-Finch Company	960	24,461
Pantry*	870	40,881
Spartan Stores, Inc.*	2,700	28,134
Total Consumer Staples	2.7%	$93,476

Energy
Cal Dive International*	1,100	39,479
Callon Petroleum Company*	1,700	30,005
Cimarex Energy Company	1,373	59,053
Edge Petroleum Corporation*	1,230	30,639
Energy Partners, Ltd.*	1,750	38,133
Frontier Oil Corporation	1,960	73,559
Giant Industries, Inc.*	840	43,646
Grey Wolf, Inc.*	4,200	32,466
Gulfmark Offshore*	1,160	34,359
KCS Energy*	1,360	32,939
Lone Star Technologies*	620	32,029
Lufkin Industries	1,200	59,844
Maverick Tube Corporation	880	35,077
Oil States International, Inc.*	1,140	36,115
Parker Drilling Company*	3,250	35,198
Pioneer Drilling Company*	1,800	32,274
Remington Oil & Gas*	750	27,375
Stone Energy*	560	25,497
Swift Energy Company*	1,200	54,084
Todco*	870	33,112
Transmontaigne*	3,900	25,740
Whiting Petroleum Corporation*	690	27,600
Total Energy	23.90%	$838,223

The accompanying notes are an integral part of these financial statements.
3

JOHNSON DISCIPLINED SMALL COMPANY FUND	Portfolio of Investments as of December 31, 2005

Common Stocks	Shares	Dollar Value

Financial Services
Advanta Corp.	1,200	38,928
Asset Acceptance Capital Corp.*	980	22,011
Asta Funding, Inc.	1,300	35,542
Bankrate*	1,130	33,358
Bristol West Hldgs	1,890	35,967
CompuCredit*	940	36,152
Corus Bankshares, Inc.	610	34,325
Delphi Fin'l Grp	770	35,428
EMC Insurance Group	1,850	36,889
First Regional Bancorp*	420	28,371
Landamerica Financial Group	550	34,320
Safety Insurance Group, Inc.	750	30,278
Selective Ins Group	630	33,453
State Auto Fin'l	890	32,449
Stewart Info Services	710	34,556
Tower Group, Inc.	1,790	39,344
Zenith National Insurance	930	42,892
Total Financial Services	16.7%	$584,261

Health Care
Amedisys, Inc.*	740	31,258
Beverly Enterprises, Inc.*	1,920	22,406
Kindred Healthcare*	650	16,744
Supergen*	6,800	34,340
United Therapeutics Corporation*	420	29,030
Ventiv Health, Inc.*	1,400	33,068
Total Health Care	4.7%	$166,846

Industrials
Alaska Air Group, Inc.*	990	35,363
American Science And Engineering, Inc.*	560	34,927
Arkansas Best	590	25,771
Elkcorp	1,100	37,026
Escala Group, Inc.*	1,760	35,693
Expressjet Hldgs*	1,310	10,598
General Cable*	1,800	35,460
Hub Group, Inc. - Class A*	1,240	43,834
Huttig Building Products, Inc.*	4,000	33,600
Maritrans	980	25,500
Mesa Air Group, Inc.*	3,300	34,518
Pinnacle Airlines*	5,300	35,351
Railamerica*	3,290	36,157
Republic Airways Hld*	2,450	37,240
Rush Enterprises, Inc. -- Class A*	2,340	34,819
SCS Transportation*	1,400	29,750
Skywest Inc	1,320	35,455
US Xpress Ent 'A'*	1,600	27,792
Wesco International*	2,260	96,570
World Air Holdings, Inc.*	3,340	32,131
Total Industrials	20.4%	$717,555

The accompanying notes are an integral part of these financial statements.
4

JOHNSON DISCIPLINED SMALL COMPANY FUND	Portfolio of Investments as of December 31, 2005

Common Stocks	Shares	Dollar Value

Information Technology
Comtech Telecomm*	1,160	35,438
Infospace, Inc.*	700	18,074
Ixys Corporation*	2,500	29,225
Komag*	1,010	35,007
Microstrategy*	400	33,068
Netscout Systems Inc.*	6,690	36,461
Omnivision Technologies*	1,400	27,944
Parametric Technology Coporation*	4,200	25,620
Photronics*	1,400	21,084
Sigmatel*	1,120	14,672
Sypris Solutions	3,700	36,926
Trident Microsys*	1,910	34,380
Valueclick*	2,200	39,842
Vasco Data Security International, Inc.*	3,590	35,397
Total Information Technology	12.1%	$423,138

Materials
Cleveland-Cliffs, Incorporated	560	49,599
Commercial Metals Company	1,140	42,796
Eagle Materials Inc	300	36,708
Greif Brothers Corporation	570	37,780
Headwaters*	980	34,731
NS Group, Incorporated*	1,250	52,262
Quanex Corporation	660	32,980
Reliance Steel & Aluminum Co.	680	41,562
Ryerson Inc.	1,360	33,075
USEC Inc.	2,490	29,756
Wheeling-Pittsburg*	920	8,298
Total Materials	11.4%	$399,547

Total Common Equity	99.0%	$3,472,319
(Cost of $3,472,319)

Cash & Equivalents
Cash And Equivalents		35,232
Total Cash & Equivalents	1.0%	$35,232

Portfolio Total	100.0%	$3,507,551
(Cost of $3,507,551)

* = Security Is Non-Income Producing

The accompanying notes are an integral part of these financial statements.
5

JOHNSON DISCIPLINED LARGE COMPANY FUND	Portfolio of Investments as of December 31, 2005

Common Stocks	Shares	Dollar Value

Consumer Discretionary
Big Lots, Inc.*	3,100	$37,231
Black & Decker Manufacturing Company	430	$37,393
Brunswick Corporation	940	$38,221
Carnival Corporation	690	$36,894
Comcast Corporation - Class A*	730	$18,922
D.R. Horton, Inc.	1,030	$36,802
Goodyear Tire & Rubber Company*	1,830	$31,805
Home Depot, Inc.	900	$36,432
KB Home Corporation	540	$39,236
Lennar Corporation - Class A	600	$36,612
Nordstrom, Incorporated	990	$37,026
Penney, J.C. Company, Incorporated	690	$38,364
Pulte Homes, Inc.	800	$31,488
Total Consumer Discretionary	12.3%	$456,426

Consumer Staples
Archer Daniels Midland Company	1,200	$29,592
Total Consumer Staples	0.8%	$29,592

Energy
Amerada Hess Corporation	270	$34,241
Anadarko Petroleum Corporation	350	$33,163
Apache Corporation	530	$36,316
Baker Hughes, Incorporated	550	$33,429
BJ Services Company	940	$34,470
Burlington Resources Incorporated	700	$60,340
Chevron Corporation	738	$41,896
Conocophillips	600	$34,908
Devon Energy Corporation	680	$42,527
Eog Resources, Inc.	440	$32,283
Exxon Mobil Corporation	450	$25,277
Kerr-McGee Corporation	400	$36,344
Nabors Industries, Incorporated*	500	$37,875
Noble Corporation	450	$31,743
Occidental Petroleum Corporation	360	$28,757
Rowan Companies, Incorporated*	860	$30,650
Sunoco, Inc.	760	$59,569
USX - Marathon Group Inc.	490	$29,875
Valero Energy Corporation	1,240	$63,984
Weatherford International, Inc.*	900	$32,580
XTO Energy	780	$34,273
Total Energy	21.4%	$794,500

The accompanying notes are an integral part of these financial statements.
6

JOHNSON DISCIPLINED LARGE COMPANY FUND	Portfolio of Investments as of December 31, 2005

Common Stocks	Shares	Dollar Value

Financial Services
Bank of America Corporation	520	$23,998
Capital One Financial Corporation	310	$26,784
Chubb Corporation	390	$38,083
CIT Group Inc.	730	$37,799
Countrywide Financial Corp	750	$25,643
Goldman Sachs Group, Inc.	300	$38,313
Hartford Financial Services Group, Inc.	440	$37,792
Marshall & Ilsley Corp	850	$36,584
MetLife, Inc.	760	$37,240
Principal Financial Group, Inc.	650	$30,830
Prudential Financial, Inc.	490	$35,863
Unumprovident Corporation	1,700	$38,675
Total Financial Services	11.0%	$407,604

Health Care
Aetna Inc.	580	$54,700
Amerisourcebergen Corporation	680	$28,152
Amgen Inc.*	480	$37,853
Caremark Rx, Inc.*	690	$35,735
Coventry Health Care, Inc.*	660	$37,594
Express Scripts Inc Class A*	580	$48,604
Fisher Scientific International Inc.*	600	$37,116
Gilead Sciences Inc.*	730	$38,376
Humana Incorporated*	780	$42,377
King Pharmaceuticals, Inc.	2,190	$37,055
McKesson HBOC, Inc.	850	$43,852
Medco Health Solutions, Inc.*	560	$31,248
Quest Diagnostics, Inc.	540	$27,799
Wellpoint Inc.	370	$29,522
Total Health Care	14.2%	$529,982

Industrials
Burlington Northern Santa Fe Corp	600	$42,492
CSX Corporation	760	$38,585
Cummins Engine, Incorporated	430	$38,584
Eaton Corporation	340	$22,811
Fluor Corporation	390	$30,131
General Dynamics Corporation	330	$37,637
Ingersoll-Rand Company	620	$25,029
L-3 Communications Holdings Inc	510	$37,919
Lockheed Martin Corporation	430	$27,361
Navistar International*	1,370	$39,209
Norfolk Southern Corporation	870	$39,002
Northrop Grumman	640	$38,470
Paccar Incorporated	320	$22,154
Parker Hannifin Corporation	560	$36,938
Robert Half International, Inc.	820	$31,070
Ryder System, Incorporated	910	$37,328
Union Pacific Corporation	420	$33,814
Total Industrials	15.6%	$578,534

The accompanying notes are an integral part of these financial statements.
7

JOHNSON DISCIPLINED LARGE COMPANY FUND	Portfolio of Investments as of December 31, 2005

Common Stocks	Shares	Dollar Value

Information Technology
Affiliated Computer Services - A*	660	$39,059
Apple Computer, Incorporated*	1,520	$109,273
Autodesk, Inc.	1,580	$67,829
Avaya, Inc.*	3,500	$37,345
Computer Sciences Corporation*	770	$38,993
Electronic Data Systems Corporation	1,560	$37,502
Freescale Semiconductor Inc.*	1,400	$35,238
Hewlett-Packard Company	1,230	$35,215
Intel Corporation	1,450	$36,192
Jabil Circuit, Inc.*	690	$25,592
Micron Technology Incorporated*	2,730	$36,336
National Semiconductor Corporation	1,400	$36,372
Nvidia Corp*	990	$36,194
Parametric Technology Coporation*	4,000	$24,400
Texas Instruments, Inc.	950	$30,467
Total Information Technology	16.8%	$626,007

Materials
Dow Chemical Company	870	$38,123
Eastman Chemical Company	730	$37,661
Freeport Mcmoran Copper & Gold	630	$33,894
Nucor Corporation	700	$46,704
Phelps Dodge Corporation	240	$34,529
Total Materials	5.1%	$190,911

Utilities
Centerpoint Energy Incorporated	2,820	$36,237
Constellation Energy Group	510	$29,376
T X U Corporation	720	$36,137
Total Utilities	2.7%	$101,750

Total Common Equity	99.9%	$3,715,307
(Cost of $3,715,307)

Cash & Equivalents
4,359	Cash And Equivalents		$4,358
	Total Cash & Equivalents	0.1%	$4,358

Portfolio Total		100.0	$3,719,665
(Cost of $3,719,665)

* = Security Is Non-Income Producing

The accompanying notes are an integral part of these financial statements.
8

JOHNSON ENHANCED RETURN FUND	Portfolio of Investments as of December 31, 2005

Common Equity	Shares	Dollar Value

Exchange Traded Funds (ETF)
IShares S&P 500 Index Fund	7,865	980,530

Total ETF	100%	$980,530
(Cost of $980,530)

Total Common Equity and	100%	$980,530
Portfolio Total
(Cost of $980,530)

The accompanying notes are an integral part of these financial statements.
9

JOHNSON EQUITY INCOME FUND	Portfolio of Investments as of December 31, 2005

Exchange Traded Funds (ETF)	Shares	Dollar Value

iShares S&P 500 Index Fund	590	73,555
SPDR Dividend ETF	450	24,368
Total ETF	99.9%	97,923
(Cost of 97,923)

Cash And Equivalents		85
Total Cash	0.1%	85

Total Portfolio Value	100%	98,008
(Cost of $98,008)

The accompanying notes are an integral part of these financial statements.
10

JOHNSON DYNAMIC GROWTH FUND	Portfolio of Investments as of December 31, 2005

Exchange Traded Funds (ETF)
	Quantity	Market Value
Ishares Russell 1000 Growth Index Fund	1,920	97,939

Total ETF		$97,939
(Cost of $97,939)

Total Common Equity	99.4%	$97,939

Cash & Equivalents	0.6%	$558

Portfolio Total	100%	$98,497
(Cost of $98,497)

The accompanying notes are an integral part of these financial statements.
11

JOHNSON MUTUAL FUNDS	December 31, 2005

STATEMENT OF ASSETS AND LIABILITIES

	Stock Funds

	Disciplined Small	Disciplined Large	Dynamic	Enhanced	Equity
	Company Fund	Company Fund	Growth Fund	Return Fund	Income Fund
Assets:
Investment Securities
at Market Value*	$3,472,319	$3,715,307	$97,939	$980,530	$97,923
Cash	$35,232	$4,358	$558	$0	$85
Total Assets	$3,507,551	$3,719,665	$98,497	$980,530	$98,008

Liabilities:
Accrued Management Fees	$0	$0	$0	$0	$0
Securities Purchased Payable	$0	$0	$0	$0	$0
Fund Shares Redeemed Payable	$0	$0	$0	$0	$0
Total Liabilities	$0	$0	$0	$0	$0

Net Assets	$3,507,551	$3,719,665	$98,497	$980,530	$98,008

Net Assets Consist of:
Paid in Capital
(see accompanying note #2)	$3,507,551	$3,719,665	$98,497	$980,530	$98,008
Undistributed Net
Investment Income (Loss)	$0	$0	$0	$0	$0
Undistributed Net Realized Gain
(Loss) from Security Transactions	$0	$0	$0	$0	$0
Net Unrealized Gain (Loss)
on Investments	$0	$0	$0	$0	$0
Net Assets	$3,507,551	$3,719,665	$98,497	$980,530	$98,008

Shares Outstanding (Unlimited Amount Authorized)	233,836	247,977	6,566	65,368	6,533

Offering, Redemption and
Net Asset Value Per Share	$15.00	$15.00	$15.00	$15.00	$15.00

*Identified Cost of Securities	$3,472,319	$3,715,307	$97,939	$980,530	$97,923

The accompanying notes are an integral part of these financial statements.
12

JOHNSON MUTUAL FUNDS	December 31, 2005

STATEMENT OF CHANGES IN NET ASSETS

	Stock Funds

	Disciplined Small Company Fund	Disciplined Large Company Fund	Dynamic Growth Fund
	Period Ended	Period Ended	Period Ended
	12/31/2005*	12/31/2005*	12/31/2005*

Capital Share Transactions:
Proceeds From Sale of Shares	$3,507,551	$3,719,665	$98,497
Net Asset Value of Shares Issued on
Reinvestment of Distributions	$0	$0	$0
Cost of Shares Redeemed	$0	$0	$0
Net Increase (Decrease) in Assets from
Capital Share Transactions	$3,507,551	$3,719,665	$98,497

Net Change in Net Assets	$3,507,551	$3,719,665	$98,497

Net Assets at Beginning of Period	$0	$0	$0

Net Assets at End of Period	$3,507,551	$3,719,665	$98,497

*Commencement Date December 30, 2005

The accompanying notes are an integral part of these financial statements.
13

JOHNSON MUTUAL FUNDS	December 31, 2005

STATEMENT OF CHANGES IN NET ASSETS

	Stock Funds
	Enhanced Return Fund	Equity Income Fund
	Period Ended	Period Ended
	12/31/2005*	12/31/2005*
Capital Share Transactions:
Proceeds From Sale of Shares	$980,530	$98,008
Net Asset Value of Shares Issued on
Reinvestment of Dividends/Gains	$0	$0
Cost of Shares Redeemed	$0	$0
Net Increase in Assets from
Capital Share Transactions	$980,530	$98,008

Net Change in Net Assets	$980,530	$98,008

Net Assets at Beginning of Period	$0	$0

Net Assets at End of Period	$980,530	$98,008

*Commencement date December 30, 2005

The accompanying notes are an integral part of these financial statements.
14

FINANCIAL HIGHLIGHTS	JOHNSON MUTUAL FUNDS

Selected Data for a Share Outstanding Throughout the Period for the Disciplined Small Company Fund:

	Period Ended December 31, 2005
	Disciplined Small Company Fund*	Disciplined Large Company Fund*	Dynamic Growth Fund*	Enhanced Return Fund*	Equity Income Fund*

Net Asset Value
End of Period	$15.00	$15.00	$15.00	$15.00	$15.00

Total Return	0.00%	0.00%	0.00%	0.00%	0.00%

Net Assets, End of Period
(Millions)	$3.51	$3.72	$0.10	$0.98	$0.10

Ratios: (1)
Ratio of Expenses to
Average Net Assets before Waiver	0.00%	0.00%	0.00%	0.00%	0.00%
Average Net Assets after Waiver	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income to
Average Net Assets before Waiver	0.00%	0.00%	0.00%	0.00%	0.00%
Average Net Assets after Waiver	0.00%	0.00%	0.00%	0.00%	0.00%

Portfolio Turnover Rate	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	The Adviser waived the 1.00% maximum management fee to a net fee of 0.0%.
*	Commencement date December 30, 2005

The accompanying notes are an integral part of these financial statements.
15

JOHNSON MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

1)	Organization:

The JOHNSON EQUITY INCOME FUND, JOHNSON DYNAMIC GROWTH FUND, JOHNSON DISCIPLINED SMALL COMPANY FUND, JOHNSON DISCIPLINED LARGE COMPANY FUND AND THE JOHNSON ENHANCED RETURN FUND (each individually a “Fund” and collectively the “Funds”) are each a diversified series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. These Funds began offering their shares publicly on December 30, 2005.

The investment objective of Dynamic Growth Fund is long term capital growth. The investment objective of the Disciplined Small Company Fund is long term capital growth. The investment objective of the Disciplined Large Company Fund is long term capital growth. The investment objective of the Equity Income Fund is above average income and long term capital growth. The investment objective of the Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500, over a full market cycle.

2)	Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The prices (net asset values) of the shares of each Fund are determined as of 4:00 p.m., Eastern time on each day the Trust is open for business, there exists shareholder orders for the Fund and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The investments in securities are carried at market value. Security transactions are accounted for on trade date. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining taxable income to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Each year, each of the Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

16

JOHNSON MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

2)	Summary of Significant Accounting Policies, continued:

Distributions:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Net assets are not affected by the reclassifications.

3)	Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay each Fund's operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Funds have agreed to pay the Adviser a fee at an annual rate of 1.00% of each Fund’s average daily net assets. For the period ending December 31, 2005, the adviser waived all expenses.

4)	Related Party Transactions:

All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Total Compensation for the Trustees as a group was $21,000 for the period, and as a group they received no additional compensation from the Trust. The Trust consists of thirteen Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III, Johnson Equity Income Fund, Johnson Dynamic Growth Fund, Johnson Disciplined Small Company Fund, Johnson Disciplined Large Company Fund and Johnson Enhanced Return Fund. The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At December 31, 2005, US Bank held in aggregate 100% of each Fund in an omnibus account for the benefit of Johnson Investment Counsel, Inc.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5)	Purchases and Sales of Securities:

For the period ended December 31, 2005, purchases and sales of investment securities aggregated:

	Investment Securities Other Than Short Term Investments and U.S. Government Obligations		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Equity Income Fund	$97,923	$0	$0	$0
Dynamic Growth Fund	$97,939	$0	$0	$0
Disciplined Small Company Fund	$3,472,319	$0	$0	$0
Disciplined Large Company Fund	$3,715,307	$0	$0	$0
Enhanced Return Fund	$980,530	$0	$0	$0

17

JOHNSON MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS

6)	Capital Share Transactions:

As of December 31, 2005, there was an unlimited number of capital shares authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's order in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

Capital Share Transactions for the Period ended December 31, 2005:

	Equity Income Fund	Dynamic Growth Fund	Disciplined Small Company Fund	Disciplined Large Company Fund	Enhanced Return Fund
Shares Sold to Investors	6,533	6,566	233,836	247,977	65,368
Shares Issued on Reinvestment Dividends	0	0	0	0	0
Subtotal	6,533	6,566	233,836	247,977	65,368
Shares Redeemed	0	0	0	0	0
Net Increase/Decrease During Period	6,533	6,566	233,836	247,977	65,368
Shares Outstanding:
December 31, 2004 (Beginning of Period)	0	0	0	0	0
December 31, 2005 (End of Period)	6,533	6,566	233,836	247,977	65,368

7)	Security Transactions:

For Federal income tax purposes, the cost of investments owned on December 31, 2005 was the same as identified cost for the Funds. As of December 31, 2005 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Fund	Cost of Securities	Appreciation	(Depreciation)	Net Appreciation (Depreciation)
Equity Income Fund	$97,923	$0	$0	$0
Dynamic Growth Fund	$97,939	$0	$0	$0
Disciplined Small Company Fund	$3,472,319	$0	$0	$0
Disciplined Large Company Fund	$3,715,307	$0	$0	$0
Enhanced Return Fund	$980,530	$0	$0	$0

8)	Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9)	Distributions to Shareholders:

There were no distributions to Shareholders paid for the period ending December 31, 2005.

18

JOHNSON MUTUAL FUNDS
Approval of Management Agreements (Unaudited):

At a meeting held on November 17, 2005, the Board of Trustees of the Trust, including those Trustees who are not "interested persons" of the Adviser or the Fund (the “Independent Trustees”), as that term is defined in Section 2(a)(19) of the 1940 Act, considered and unanimously approved the Management Agreement between the Trust and the Adviser for the Funds. In determining whether to approve the Management Agreement, the Trustees considered a variety of factors, including: (i) a memorandum discussing the Adviser’s business and personnel; (ii) the investment performance of composite portfolios that were operated in similar methodology to the new Funds; (iii) the nature, extent and quality of services provided by the Adviser, including, among other things, the Adviser’s business, its personnel and operations; (iv) the compensation to be received for management services, and the costs of the services to be provided to the Fund and the profits to be realized by the Adviser; (v) the extent to which economies of scale will be realized by the Adviser as the Funds grow; and (vi) whether the fee levels reflect these economies of scale to the benefit of shareholders. The following summarizes the Trustees' review process and the information on which their conclusions were based:

As to the performance of the Funds, the Trustees reviewed October 31, 2005 data for composite portfolios that were operated according to a methodology similar to that to be utilized with the new Funds. The performance data included year-to-date and since inception returns for the composite portfolios compared to an appropriate index. The Trustees noted that each of these composite portfolios had performed well compared to the index in the periods examined.

As to the nature, extent and quality of services provided by the Adviser, the Trustees discussed the information provided in the memorandum which described the Adviser’s business and personnel. The Trustees discussed the professionalism and experience of the Adviser’s personnel, in particular those dedicated to portfolio management. The Trustees also discussed the Adviser’s compliance program and the resources directed to compliance. It was the consensus of the Trustees that the nature and extent of services provided by the Adviser under other Management Agreements in place with respect to other funds of the Trust was consistent with the Board’s expectations, and that the overall quality of the services had been excellent.

As to the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Funds, the Trustees reviewed the expected compensation to be paid to the Adviser as a percentage of assets. The Trustees also reviewed a list of mutual fund fees, which indicated average expense ratios for mutual funds in comparative categories and noted that the expense ratio for each new Fund was competitive with or lower than the expense ratios of other funds in the comparative category. The Trustees also discussed the profitability of the Funds to the Adviser. A representative of the Adviser reported on Adviser’s financial condition, and the Trustees concluded that the Adviser's profits would not be excessive based on the fact that the Adviser would pay all Fund expenses. The Trustees indicated that they understood and agreed that, if the size of the Funds were to grow substantially or the expense ratio comparisons were to change significantly, they would consider requesting break points. It was the consensus of the Trustees that the proposed Advisory fees were reasonable.

The Trustees did not identify any single factor discussed previously as all-important or controlling in their determination to approve the Management Agreement. The Trustees, including the Independent Trustees, unanimously concluded that the terms of the Management Agreement were fair and reasonable, that the Adviser's fees were reasonable in light of the services provided to the Fund and the benefits received by the Adviser, and that the Management Agreement should be approved.

19

DISCLOSURE OF EXPENSES

The Funds commenced operations on December 30, 2005 and the Adviser waived all fees for the fiscal year ended December 31, 2005. Therefore, shareholders of the Fund did not incur ongoing costs.

20

ADDITIONAL INFORMATION

Proxy Disclosure

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended June 30, are available without charge: (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending March 31, 2005 and September 30, 2005 are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Code of Ethics

The Trust's Code of Ethics is available on request without charge; please call for your copy at 513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds
3777 West Fork Road
Cincinnati OH 45247

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees
Johnson Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Enhanced Return Fund, Dynamic Growth Fund, Equity Income Fund, Disciplined Small Company Fund, and the Disciplined Large Company Fund (the “Funds”), five of the portfolios constituting the Johnson Mutual Funds Trust, as of December 31, 2005, and the related statements of changes in net assets and financial highlights for the period December 30, 2005 (commencement of operations) through December 31, 2005. These financial statements and the financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the Enhanced Return Fund, Dynamic Growth Fund, Equity Income Fund, Disciplined Small Company Fund, and the Disciplined Large Company Fund, of the Johnson Mutual Funds Trust as of December 31, 2005, and the changes in their net assets, and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
February 22, 2006

22

TRUSTEES AND OFFICERS	(Unaudited)
Information pertaining to the Trustees and Officers of the Fund is provided below. Trustees who are not deemed to be interested persons of the Fund, as defined in the Investment Company Act of 1940, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Fund are referred to as Interested Trustees. The Statement of Additional Information includes additional information about the Funds’ Trustees and may be obtained without charge by calling (513) 661-3100 or (800) 541-0170.

Name, Address and Age	Current Position Held with Trust	Year Serviced Commenced	Principal Occupation During Past Five Years	Number of Portfolios Overseen	Other Directorships Held
Interested Trustee
Timothy E. Johnson (63) 3777 West Fork Road Cincinnati, Ohio 45247	President and Trustee	Since 1992	President and Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor Finance at the University of Cincinnati	13	Director, Kendle International, Inc.
Independent Trustees
John W. Craig (71) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Retired Director of Corporate Affairs, R. A. Jones and Co., Inc.	13	None
Ronald H. McSwain (63) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	President of McSwain Carpets, Inc. until 2001; partner of P&R Realty, a real estate development partnership since 1984	13	None
Kenneth S. Shull (76) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Retired plant engineer at The Procter & Gamble Company	13	None
Officers
Dale H. Coates (47) 3777 West Fork Road Cincinnati, Ohio 45247	Vice President	Since 1992	Portfolio Manager of the Trust’s Adviser	N/A	N/A
Marc E. Figgins (41) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Financial Officer and Treasurer	Since 2002	Mutual Funds Manager for Johnson Financial, Inc. since July 2001, Director of BISYS Fund Services from January 2001 to July 2001, Mutual Funds Manager at McDonald Investments from 1991 to 2000	NA	NA
Scott J. Bischoff (39) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Compliance Officer	Since 2005	Director of Operations of the Trust’s Adviser	NA	NA

23

Trustees and Officers
Timothy E. Johnson	Trustee, President
John W. Craig	Independent Trustee
Ronald H. McSwain	Independent Trustee
Kenneth S. Shull	Independent Trustee

Dale H. Coates	Vice President, Secretary
Scott J. Bischoff	Chief Compliance Officer
Marc E. Figgins	CFO, Treasurer

Transfer Agent and Fund Accountant
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian
National City Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors
Cohen McCurdy, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145

Legal Counsel
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds' prospectus, which illustrates each Fund's objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)  For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)  Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)  Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that that the registrant does not have an audit committee financial expert serving on its Audit Committee as defined by the SEC. The board determined that, although none of the Audit Committee members meet the technical definition of an audit committee financial expert as defined by the SEC, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the Trustees that it is not necessary at the present time for the committee to have an audit committee financial expert and that, if an issue ever arises, the committee will consider hiring an expert to assist as needed.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2004	$45,100.00
FY 2005	$61,125.00

(b)	Audit-Related Fees - Not applicable.

(c)	Tax Fees

FY 2004	$8,480.00
FY 2005	$10,300.00

(d)	All Other Fees

	Registrant	Adviser

FY 2004	$0.00	$1,097.00
FY 2005	$0.00	$0.00

Nature of the fees: The auditor reviewed, for Johnson Mutual Funds the Semi-Annual report prior to filing with the SEC. The auditor reviewed, for Johnson Investment Counsel, Inc. the safe deposit box and discretionary accounts of the adviser.

(e) (1)  Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser

FY 2004	$4,290.00	$1,097.00
FY 2005	$0.00	$0.00

(h)  not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.”

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of February 17, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable

(a)(2) Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a))

(a)(3) Not applicable

(b) Certifications required by Rule 30a-2(b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Mutual Funds Trust

By: /s/Timothy E. Johnson
Timothy E. Johnson, President
Date March 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Timothy E. Johnson
Timothy E. Johnson, President
Date March 2, 2006

By: /s/ Marc E. Figgins
Marc E. Figgins, Treasurer
Date March 2, 2006

* Print the name and title of each signing officer under his or her signature.